Life insurance sensitivity analysis (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Schedule of Accounting Estimates and Judgements
Note 3: Critical accounting judgements and key sources of estimation uncertainty
The preparation of the Group’s financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based upon amounts which differ from those estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In preparing the financial statements, the Group has considered the impact of climate-related risks on its financial position and performance. While the effects of climate change represent a source of uncertainty, the Group does not consider there to be a material impact on its judgements and estimates from the physical, transition and other climate-related risks in the short term.
The significant judgements, apart from those involving estimation, made by management in applying the Group’s accounting policies in these financial statements (critical judgements) and the key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year (key sources of estimation uncertainty), which together are considered critical to the Group’s results and financial position, are as follows:
•Retirement benefit obligations (note 16)
•Uncertain tax positions (note 19)
•Fair value of financial instruments (note 21)
•Allowance for expected credit losses (note 24)
•Valuation of liabilities arising from insurance business (notes 30 and 36)
•Regulatory and legal provisions (note 38)
Consideration of climate change
Financial statement preparation includes the consideration of the impact of climate change on the Group’s financial statements. There has been no material impact identified on the financial reporting judgements and estimates. In particular, the directors considered the impact of climate change in respect of the:
•Going concern of the Group for a period of at least 12 months from the date of approval of the financial statements
•Assessment of impairment of non-financial assets including goodwill
•Carrying value and useful economic lives of property, plant and equipment
•Fair value of financial assets and liabilities. These are generally based on market indicators which include the market’s assessment of climate risk
•Initial assessments on expected credit loss, focussing on specific climate-related macroeconomic, physical and transition risk impacts on credit quality at a sector and segment level
•Forecasting of the Group’s future UK taxable profits, which impacts deferred tax recognition
Whilst there is currently no material short-term impact of climate change expected, the Group acknowledges the long-term nature of climate risk and continues to monitor and assess climate risks highlighted in the risk management section on pages 53 to 56.
The following table demonstrates the effect of reasonably possible changes in key assumptions on profit before tax and equity disclosed in these financial statements assuming that the other assumptions remain unchanged. In practice this is unlikely to occur, and changes in some assumptions may be correlated. The sensitivities below are on a gross of reinsurance basis, which do not differ materially from the sensitivities net of reinsurance. These amounts include movements in liabilities relating to insurance and participating investment contracts and related assets in order to demonstrate the impacts on shareholder profit and equity. Therefore, these sensitivities have not been applied to the proportion of assets and liabilities where the risks are borne by the policyholder and where assets and liabilities are well matched so as not to have a significant impact on shareholder profit.

		2023		2022
	Change in variable	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m
Key sources of estimation uncertainty
Annuitant mortality[1]	5% reduction	70	52	85	69
	5% increase	(75)	(56)	(101)	(82)
Future maintenance and investment expenses[2]	10% reduction	29	21	28	23
	10% increase	(29)	(21)	(28)	(23)
Risk free rate, including illiquidity premia[3]	1% reduction	393	294	357	289
	1% increase	(333)	(250)	(317)	(256)
Widening of credit default spreads on corporate bonds[4]	0.25% addition	(316)	(237)	(276)	(224)
Other accounting estimates
Non-annuitant mortality and morbidity[5]	5% reduction	63	47	54	44
	5% increase	(63)	(47)	(54)	(44)
Lapse rates[6]	10% reduction	(11)	(8)	(2)	(2)
	10% increase	8	6	1	1
1    This sensitivity shows the impact on the annuity and deferred annuity business of reducing/increasing mortality rates to 95/105 per cent of the expected rate.
2    This sensitivity shows the impact of reducing/increasing maintenance expenses and investment expenses to 90/110 per cent of the expected rate.
3    This sensitivity shows the impact of a 100 basis point increase/decrease in the risk-free rate, including illiquidity premia. This impacts both the related assets and liabilities.
4    This sensitivity shows the impact of a 25 basis point increase in credit default spreads on corporate bonds and the corresponding reduction in market values. Swap curves, the risk-free rate and illiquidity premia are all assumed to be unchanged and therefore this sensitivity impacts the related assets.
5    This sensitivity shows the impact of reducing/increasing mortality and morbidity rates on non-annuity business to 95/105 per cent of the expected rate.
6    This sensitivity shows the impact of reducing/increasing lapse and surrender rates to 90/110 per cent of the expected rate.